Summary of Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Principal Accounting Policies
Basis of Presentation

(a) Basis of Presentation

The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

In October 2023, ordinary shares of par value of US$0.0005 each was subdivided into ten (10) ordinary shares of par value of US$0.00005 each (“Share Subdivision”). All share and per share amounts for all periods presented have been retrospectively adjusted to reflect the Share Subdivision.

Principles of Consolidation

(b) Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and consolidated VIEs. All inter-company transactions and balances have been eliminated upon consolidation.

A consolidated subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to: appoint or remove the majority of the members of the board of directors; cast a majority of votes at the meeting of the board of directors; or govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

U.S. GAAP provides guidance on the identification and financial reporting for entities over which control is achieved through means other than voting interests. The Group evaluates each of its interests in entities to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. In determining whether the Group is the primary beneficiary, the Group considers if the Group (1) has power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receives the economic benefits of the VIE that could be significant to the VIE. The consolidation guidance requires an analysis to determine (i) whether an entity in which the Group holds a variable interest is a VIE and (ii) whether the Group’s involvement, through holding interests directly or indirectly in the entity or contractually through other variable interests (for example, management and performance income), would give it a controlling financial interest. If deemed the primary beneficiary, the Group consolidates the VIE.

Consolidation through contractual arrangements

The Company had been engaged in the asset management business through contractual arrangements among its PRC subsidiary, Shanghai Noah Investment (Group) Co., Ltd (“Noah Group”), its PRC VIE, Noah Investment, and Noah Investment’s shareholders (“Registered Shareholders”). The Group relies on the contractual agreements with Noah Investment and the Registered Shareholders for a portion of its operations in the PRC, including the Group’s asset management business. Because of the contractual arrangements, the Company is able to consolidate the financial results of Noah Investment and its operating subsidiaries.

Since the Company does not have any equity interests in Noah Investment, in order to exercise effective control over its operations, the Company, through Noah Group, entered into a series of contractual arrangements with Noah Investment and its Registered Shareholders, pursuant to which the Company is entitled to receive effectively all economic benefits generated from all the equity interests in Noah Investment. These contractual arrangements include:

(i)Exclusive Option Agreement

Pursuant to an exclusive option agreement entered into by the Registered Shareholders and Noah Group in September 2007 (the “Exclusive Option Agreement”), the Registered Shareholders granted Noah Group or its third-party designee an irrevocable and exclusive option to purchase all or part of their equity interests in Noah Investment when and to the extent permitted by PRC law. The purchase price shall be the minimum purchase price permitted under PRC law, or a higher price as otherwise agreed by the Noah Group. Noah Group may exercise such option at any time and from time to time until it has acquired all equity interests of Noah Investment. During the term of this agreement, the Registered Shareholders are prohibited from transferring their equity interests in Noah Investment to any third party, and Noah Investment is prohibited from declaring and paying any dividend without Noah Group’s prior consent.

(ii)Exclusive Support Service Agreement

Pursuant to an exclusive support service agreement entered into by Noah Investment and Noah Group in September 2007 (the “Exclusive Support Service Agreement”), Noah Investment has engaged Noah Group as its exclusive technical and operational consultant to support Noah Investment’s operational activities. Noah Group has agreed to provide certain support services to Noah Investment, including client management, technical and operational support and other services, for which Noah Investment has agreed to pay to Noah Group service fees determined based on actual services provided, which shall be the income of Noah Investment, less (i) expenses and costs, and (ii) the License Fee (as defined below). Noah Group is also obligated to grant Noah Investment licenses to use certain intellectual property rights, for which Noah Investment has agreed to pay license fees (the “License Fee”) at the rates set by the board of Noah Group.

(iii)Share Pledge Agreement

Pursuant to the share pledge agreement entered into by each of the Registered Shareholders and Noah Group in September 2007 (the “Share Pledge Agreement”), the Registered Shareholders pledged all of their equity interests in Noah Investment (the “Pledge Equity Interests”) to Noah Group as collateral to secure their obligations under the Exclusive Option Agreement and Noah Investment’s obligations under the Exclusive Support Service Agreement. In the case that Noah Investment increases its registered capital upon prior written consent of Noah Group, the Pledge Equity Interests shall include all the additional equity interests subscribed by the Registered Shareholders in such capital increase. If Noah Investment or the Registered Shareholders breach any of their respective obligations under the Exclusive Support Service Agreement or the Exclusive Option Agreement, Noah Group, as the pledgee, will be entitled to certain rights, including being repaid in priority by the proceeds from auction or sale of the Pledge Equity Interests. The share pledges under the Share Pledge Agreement have been registered with competent branches of State Administration for Market Regulation of the PRC.

(iv)Powers of Attorney

Each of the Registered Shareholders executed a power of attorney in September 2007 (the “Powers of Attorney”), respectively, to grant Noah Group or its designee the power of attorney to act on his or her behalf on all matters pertaining to Noah Investment and to exercise all of his or her rights as the registered shareholder of Noah Investment, including the right to attend shareholders meetings, appoint board members and senior management members, other voting rights and the right to transfer all or a part of his or her equity interests in Noah Investment. The Powers of Attorney shall remain irrevocable and effective during the period that the Registered Shareholders are shareholders of Noah Investment.

The contractual arrangements provide the Company effective control over Noah Investment and its subsidiaries, while the Share Pledge Agreement secure the equity owners’ obligations under the relevant agreements. Because the Company, through Noah Group, has (i) the power to direct the activities of Noah Investment that most significantly affect its economic performance and (ii) the right to receive substantially all of the benefits from Noah Investment, the Company is deemed the primary beneficiary of Noah Investment. Accordingly, the Group has consolidated the financial statements of Noah Investment since its inception. The aforementioned contractual agreements are effective agreements between a parent and a consolidated subsidiary, neither of which is separately accounted for in the consolidated financial statements (i.e. a call option on subsidiary shares under the Exclusive Option Agreement or a guarantee of subsidiary performance under the Share Pledge Agreement) or are ultimately eliminated upon consolidation (i.e. service fees under the Exclusive Support Service Agreement).

The Company believes that its corporate structure and the contractual arrangements do not result in a violation of the current applicable PRC laws and regulations. The Company’s PRC Legal Adviser, based on its understanding of PRC laws and regulations currently in effect, is of the opinion that each of the contracts under the contractual arrangements among the Company’s wholly-owned PRC subsidiary, Noah Group, Noah Investment, and its shareholders, is valid, legal and binding in accordance with its terms. However, the Company has been further advised by its PRC Legal Adviser that as there are certain uncertainties regarding the interpretation and application of PRC laws and regulations and relevant regulatory measures concerning the foreign investment restrictions and administrative licenses and permits related to various underlying industries, there can be no assurance that the PRC government authorities or courts, or other authorities that regulate the industries that the Group’s funds are directly or indirectly investing into, would agree that the Company’s corporate structure or any of the contracts under the contractual arrangements comply with PRC licensing, registration or other regulatory requirements, with existing policies or with requirements or policies that may be adopted in the future. PRC laws and regulations governing the legality, validity and enforceability of the contractual arrangements are uncertain and the relevant government authorities have broad discretion in interpreting these laws and regulations.

If the Company’s corporate structure and the contractual arrangements are deemed by relevant regulatory authorities to be illegal, either in whole or in part, the Company may lose control of its VIEs and have to modify such structure to comply with regulatory requirements. However, there can be no assurance that the Company can achieve this without material disruption to its business. Further, if the Company’s corporate structure and the contractual arrangements are found to be in violation of any existing or future PRC laws or regulations, the relevant regulatory authorities would have broad discretion in dealing with such violations, including:

●	revoking the Group’s business and operating licenses;
●	levying fines on the Group;
●	confiscating any of the Group’s income that they deem to be obtained through illegal operations;
●	shutting down the Group’s services;
●	discontinuing or restricting the Group’s operations in China;
●	imposing conditions or requirements with which the Group may not be able to comply;
●	requiring the Group to change its corporate structure and the contractual arrangements;
●	restricting or prohibiting the Group’s use of the proceeds from overseas offering to finance the VIEs’ business and operations; and
●	taking other regulatory or enforcement actions that could be harmful to the Group’s business.

Consolidation of investment funds

In evaluating whether the investment funds in the legal form of limited partnership the Group manages as general partner are VIEs or not, the Group firstly assesses whether a simple majority or lower threshold of limited partnership interests, excluding interests held by the general partner, parties under common control of the general partner, or parties acting on behalf of the general partner, have substantive kick-out rights or participating rights. If such rights exist, the limited partnership is not deemed as a VIE and no further analysis will be performed. If the limited partnership is assessed to be a VIE, the Group will further assess whether there is any interest it has constituted a variable interest. The Group concludes that the service fees it earns, including carried interest earned in the capacity of general partner, are commensurate with the level of effort required to provide such services and are at arm’s length and therefore are not deemed as variable interests. The Group performed a quantitative analysis to determine if its interest could absorb losses or receive benefits that could potentially be significant to the VIEs and if it would be deemed to be the primary beneficiary of the VIEs. Such limited partnerships are deemed as VIEs not consolidated by the Group if the general partner interest to absorb losses or receive benefits is not potentially significant to the VIEs.

The Group also manages contractual funds as fund manager and earns management fee and/or performance-based income. The contractual funds are VIEs as the fund investors do not have substantive kick-out rights or participating rights. The Group from time to time invested in the contractual funds it manages for investment income. Such investments constitute variable interests to the contractual funds.

The Group determines whether it is a primary beneficiary of a VIE when it initially involves with a VIE and reconsiders that conclusion when facts and circumstances change.

The Group does not provide performance guarantees and has no other financial obligation to provide funding to consolidated VIEs other than its own capital commitments.

During the year ended December 31, 2023, the Group consolidated an investment fund upon the acquisition of partial investment as it was the primary beneficiary of the fund. As of the date of consolidation, the Group’s total assets, total liabilities and non-controlling interests were increased by RMB68.6 million, RMB0.6 million and RMB68.0 million, respectively. The Group deconsolidated two investment funds upon the withdrawal of partial investment as they were no longer the primary beneficiary of the funds for the year ended December 31, 2023. Upon the deconsolidation, the Group’s total assets and non-controlling interests were reduced by RMB23.4 million and RMB23.4 million, respectively.

During the year ended December 31, 2025, the Group made investments in two funds of RMB35.3 million and RMB19.6 million, respectively. Upon acquisition of the partial investments, the Group consolidated these two funds as it was deemed the primary beneficiary of the funds. As a result of such consolidation, the Group’s total assets, total liabilities and non-controlling interests increased by RMB127.0 million, RMB2.0 million and RMB125.0 million, respectively.

The Group assessed whether it was the primary beneficiary and consolidated or deconsolidated several funds during the years ended December 31, 2023, 2024 and 2025, other than the transaction described herein, the impact of which was immaterial.

The following amounts of Noah Investment and its subsidiaries and the consolidated funds were included in the Group’s consolidated financial statements and are presented before the elimination of intercompany transactions with the non-VIE subsidiaries of the Group.

	As of December 31,
	(Amount in Thousands)
	2024	2025	2025
	RMB	RMB	US$
Cash and cash equivalents	705,010	522,174	74,670
Restricted cash	5,877	2,315	331
Short-term investments	375,226	276,969	39,606
Accounts receivable, net	28,542	15,053	2,153
Amounts due from related parties, net	224,734	292,025	41,759
Amounts due from the Group’s subsidiaries*	621,944	931,941	133,266
Loans receivable, net	56,674	35,095	5,019
Other current assets	154,279	132,673	18,972
Long-term investments	605,840	859,495	122,906
Investment in affiliates	729,942	621,733	88,907
Property and equipment, net	86,953	109,263	15,624
Operating lease right-of-use assets, net	3,493	8,497	1,215
Deferred tax assets	108,564	145,018	20,737
Other non-current assets	15,274	20,375	2,914
Total assets	3,722,352	3,972,626	568,079
Accrued payroll and welfare expenses	97,459	81,945	11,718
Income tax payable	90,665	75,726	10,829
Deferred revenues	2,166	4,555	651
Other current liabilities	142,918	183,702	26,269
Deferred tax liabilities	59,804	44,242	6,327
Other non-current liabilities	9,226	1,774	254
Operating lease liabilities, non-current	1,582	4,347	622
Total liabilities	403,820	396,291	56,670

*Amounts due from the Group’s subsidiaries are eliminated in the process of preparing the consolidated balance sheets.

	Year Ended December 31,
	(Amount in Thousands)
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Revenues:
Revenues from others
One-time commissions	371,863	44,202	19,333	2,765
Recurring service fees	4,083	21,925	21,158	3,026
Other service fees	37,251	113,089	109,135	15,606
Total revenues from others	413,197	179,216	149,626	21,397
Revenues from funds Gopher manages
One-time commissions	4,135	1,178	3,196	457
Recurring service fees	569,458	475,180	479,724	68,600
Performance-based income	10,414	22,962	8,426	1,205
Total revenues from funds Gopher manages	584,007	499,320	491,346	70,262
Total revenues(1)	997,204	678,536	640,972	91,659
Less: VAT related surcharges	(4,538)	(1,740)	(789)	(113)
Net revenues	992,666	676,796	640,183	91,546
Total operating cost and expenses(2)	(740,138)	(704,101)	(485,485)	(69,423)
Total other (loss) income	(11,197)	11,769	(221,927)	(31,735)
Net income (loss)	212,334	(112,011)	(179,807)	(25,712)
Net income (loss) attributable to Noah Holdings Limited shareholders	215,954	(122,393)	(180,340)	(25,788)
Cash flows used in operating activities(3)	(7,660)	(394,848)	(289,952)	(41,463)
Cash flows (used in) provided by investing activities	(131,120)	(284,130)	103,554	14,808
(1)	The total revenues include intragroup transactions amounted to RMB19,591, RMB99,107 and RMB90,644 for the years ended December 31, 2023, 2024 and 2025, respectively, which were eliminated in the process of preparing the consolidated statements of operations.
(2)	The total operating cost and expenses include intragroup transactions amounted to RMB359,075, RMB273,964 and RMB132,791 for the years ended December 31, 2023, 2024 and 2025, respectively, which were eliminated in the process of preparing the consolidated statements of operations.
(3)	Cash flows used in operating activities in 2023, 2024 and 2025 include amounts due from the Group’s subsidiaries of RMB149,250, RMB647,424 and RMB931,941 (US$133,266).

The VIEs contributed an aggregate of 30.1%, 26.0% and 24.5% of the consolidated net revenues for the years ended December 31, 2023, 2024 and 2025, respectively and an aggregate 21.2%, (23.0)% and (32.3%) of the consolidated net income for the years ended December 31, 2023, 2024 and 2025, respectively. As of December 31, 2024 and 2025, the VIEs accounted for an aggregate of 31.6% and 33.8%, respectively, of the consolidated total assets.

There are no consolidated assets of the VIEs and their subsidiaries that are collateral for the obligations of the VIEs and their subsidiaries and can only be used to settle the obligations of the VIEs and their subsidiaries, except for the cash held by the consolidated funds of which cash could only be used by the consolidated funds. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Group in the form of cash dividends. Please refer to Note 16 for disclosure of restricted net assets.

As of December 31, 2024 and 2025, the Group had some variable interests in various investment funds and contractual funds that were VIEs but were not consolidated by the Group as the Group was not determined to be the primary beneficiary of the funds. The maximum potential financial statement loss the Group could incur if the investment funds and contractual funds were to default on all of their obligations is (i) the loss of value of the interests in such investments that the Group holds, including equity investments recorded in investments in affiliates as well as debt securities investments recorded in short-term investments and long-term investments in the consolidated balance sheet, and (ii) any management fee and/or carried interest receivables as well as loans to the funds recorded in amounts due from related parties. The following table summarizes the Group’s maximum exposure to loss associated with identified non-consolidated VIEs in which it holds variable interests as of December 31, 2024 and 2025, respectively.

	As of December 31,
	(Amount in Thousands)
	2024	2025	2025
	RMB	RMB	US$
Amounts due from related parties	20,802	4,045	578
Investments	498,614	490,154	70,091
Maximum exposure to loss in non-consolidated VIEs	519,416	494,199	70,669

The Group has not provided other forms of financial support to these non-consolidated VIEs during the years ended December 31, 2023, 2024 and 2025, and had no liabilities, contingent liabilities, or guarantees (implicit or explicit) related to these non-consolidated VIEs as of December 31, 2024 and 2025.

Use of Estimates

(c) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ materially from such estimates. Significant accounting estimates reflected in the consolidated financial statements include assumptions used to determine valuation allowance for deferred tax assets, allowance for credit losses, fair value measurement of underlying investment portfolios of the funds that the Group invests, fair value of Level 3 investments, assumptions related to the consolidation of entities in which the Group holds variable interests and loss contingencies.

Concentration of Credit Risk

(d) Concentration of Credit Risk

The Group is subject to potential significant concentrations of credit risk consisting principally of cash and cash equivalents, accounts receivable, amounts due from related parties, loan receivables, and investments. All of the Group’s cash and cash equivalents and more than half of investments are held at financial institutions, Group’s management believes, to be high credit quality. The Group also invests in equity securities of private companies, of which no single equity security accounted for more than 3% of total assets as of December 31, 2024, and 2025. In addition, the Group’s investment policy limits its exposure to concentrations of credit risk.

Credit of lending business is controlled by the application of credit approvals, limits and monitoring procedures. To minimize credit risk, the Group requires collateral in form of right to securities. The Group identifies credit risk on a customer by customer basis. The information is monitored regularly by management.

There were no investment product providers which accounted for 10% or more of total revenues for the years ended December 31, 2023, 2024 and 2025.

Investments in Affiliates

(e) Investments in Affiliates

Affiliated companies are entities over which the Group has significant influence, but which it does not control. The Group generally considers an ownership interest of 20% or higher to represent significant influence. Investments in affiliates are accounted for by the equity method of accounting. Under this method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the statements of operations and its shares of post-acquisition movements in other comprehensive income are recognized in other comprehensive income. Unrealized gains on transactions between the Group and its affiliated companies are eliminated to the extent of the Group’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of impairment of the asset transferred. When the Group’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company. Any dividends received from affiliated companies are recorded as a reduction to the investment balance. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary.

The Group also considers it has significant influence over the funds that it serves as general partner or fund manager. For funds that the Group is not deemed the primary beneficiary of these funds, the equity method of accounting is accordingly used for investments by the Group in these funds. In addition, the investee funds meet the definition of an Investment Company under ASC 946 and are required to report their investment assets at fair value. The Group records its equity pick-up based on its percentage ownership of the investee funds’ operating result.

Fair Value of Financial Instruments

(f) Fair Value of Financial Instruments

The Group records certain of its financial instruments at fair value on a recurring basis. Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The hierarchy is as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

As a practical expedient, the Group uses Net Asset Value (“NAV”) or its equivalent to measure the fair value of certain private equity funds. NAV is primarily determined based on information provided by external fund administrators.

Cash and Cash Equivalents

(g) Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand, demand deposits, fixed term deposits and money market funds, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased, presenting insignificant risk of changes in value.

As of December 31, 2024 and 2025, cash and cash equivalents of RMB11,390 and RMB12,853, respectively, was held by the consolidated funds. Cash and cash equivalents held by the consolidated funds represents cash that, although not legally restricted, is not available to general liquidity needs of the Group as the use of such funds is generally limited to the investment activities of the consolidated funds.

Restricted Cash

(h) Restricted Cash

The Group’s restricted cash primarily represents cash legally set aside for specified purposes, including cash deposits required by China Insurance Regulatory Commission for entities engaging in insurance agency or brokering activities in the PRC, which cannot be withdrawn without the written approval of the China Insurance Regulatory Commission.

Investments

(i) Investments

The Group invests in debt securities and accounts for the investments based on the nature of the products invested, and the Group’s intent and ability to hold the investments to maturity. The Group also invests in term deposits and records them as investments if they have original maturities longer than three months.

The Group’s investments in debt securities include term deposits, treasury bills, treasury notes, mutual fund products, contractual funds that have a stated maturity and normally pay a prospective fixed rate of return. The Group classifies the investments in debt securities as held-to-maturity when it has both the positive intent and ability to hold them until maturity. Held-to-maturity investments are recorded at amortized cost and are classified as long-term or short-term according to their contractual maturity. Long-term investments are reclassified as short-term when their contractual maturity date is less than one year. Investments that are bought and held principally for the purpose of selling them in the near term are classified as trading debt securities. Investments that do not meet the criteria of held-to-maturity or trading debt securities are classified as available-for-sale, and are reported at fair value with changes in fair value deferred in other comprehensive income.

The Group records equity investments that are not subject to equity method of accounting at fair value, with gains or losses recorded through net earnings. In accordance with ASC 321, the Group elects the measurement alternative and records certain equity investments without readily determinable fair value at cost, less impairments, plus or minus observable price changes. The Group continues to apply the alternative measurement guidance until the investments have readily determinable fair values or become eligible for the NAV practical expedient. The Group may subsequently elect to measure such investments at fair value and the election of changing measurement approach is irrevocable.

Equity investments the Group elects to use measurement alternative are evaluated for impairment qualitatively at each reporting date based on various factors, including projected and historical financial performance, cash flow forecasts and financing needs, the regulatory and economic environment of the investee and overall health of the investee’s industry. If impairment indicators of the investment are noted, the Group has to estimate the fair value of the investment in accordance with ASC 820. An impairment loss in net income will be recognized equal to the difference between the carrying value and fair value if the fair value is less than the investment’s carrying value.

For held-to-maturity investments, the Group evaluates current expected credit loss (“CECL”) upon acquisition at the pool level based on available information relevant to assessing the collectability of cash flows. An expected credit loss will be recognized as an allowance through earnings if the net amount of cash flow expected to be collected is less than the amortized cost basis. For available-for-sale investments, the impairment is assessed under the specific identification method based on available quantitative and qualitative evidences, and the credit loss is recorded through an allowance approach as opposed to a permanent write-down of cost basis.

Non-controlling interests

(j) Non-controlling interests

A non-controlling interest in a subsidiary of the Group represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Group. Non-controlling interests are presented as a separate component of equity in the consolidated balance sheet, earnings and other comprehensive income are attributed to controlling and non-controlling interests.

The following schedule shows the effects of changes in the Company’s ownership interest in less than wholly owned subsidiaries on equity attributable to Noah Holdings Limited shareholders:

	Years Ended December 31,
	(Amount in Thousands)
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Net income attributable to Noah Holdings Limited shareholders	1,009,494	475,445	558,857	79,915
Transfers (to) from the non-controlling interests:
Increase in Noah’s capital from contribution of non-controlling interests	—	86	—	—
Decrease in Noah’s equity from distributions to non-controlling interests	(16,049)	—	—	—
Net transfers (to) from non-controlling interests	(16,049)	86	—	—
Change from net income attributable to Noah Holdings Limited shareholders and transfers (to) from non-controlling interests	993,445	475,531	558,857	79,915

Property and Equipment, net

(k) Property and Equipment, net

Property and equipment is stated at cost less accumulated depreciation, and is depreciated using the straight-line method over the following estimated useful lives:

Estimated Useful Lives in Years
Leasehold improvements	Shorter of the lease term or expected useful life
Furniture, fixtures and equipment	3 - 5 years
Motor vehicles	5 years
Software	2 - 5 years
Building improvements	10 years
Buildings	22 - 30 years

Gains and losses from the disposal of property and equipment are included in income from operations.

Impairment of long-lived assets

(l) Impairment of long-lived assets

The Group reviews long-lived assets for indicators of impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The evaluation is performed at the lowest level of identifiable cash flows. Undiscounted cash flows expected to be generated by the related assets are estimated over the asset’s useful life based on updated projections. If the evaluation indicates that the carrying amount of the asset may not be recoverable, any potential impairment is measured based upon the fair value of the related asset or asset group as determined by an appropriate market appraisal or other valuation technique.

Revenue Recognition

(m) Revenue Recognition

Under the guidance of ASC 606, the Group is required to (a) identify the contract(s) with a customer, (b) identify the performance obligations in the contract, (c) determine the transaction price, (d) allocate the transaction price to the performance obligations in the contract and (e) recognize revenue when (or as) the Group satisfies its performance obligation. In determining the transaction price, the Group has included variable consideration only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized would not occur. Revenues are recorded, net of sales related taxes and surcharges.

The following table summarizes the Group’s main revenue streams from contracts with its customers:

Revenue Streams	Performance Obligation Satisfied Over Time or Point In Time	Payment Terms	Variable or Fixed Considerations
One-time commissions - Fund distribution services	Point in time	Typically paid within a month after investment product established	Fixed
One-time commissions - Insurance brokerage services	Point in time	Typically paid within a month after insurance policy issued and/or renewed	Fixed and variable
Recurring service fees	Over time	Typically quarterly, semi-annually or annually	Fixed and Variable
Performance-based income	Point in time	Typically paid shortly after the income has been determined	Variable
Lending services	Over time	Typically monthly in arrears	Fixed

One-time commissions

The Group earns one-time commissions from fund raising services provided to clients or investment product providers. The Group enters into one-time commission agreements with clients or investment product providers which specify the key terms and conditions of the arrangement. One-time commissions are separately negotiated for each transaction and generally do not include rights of return, credits or discounts, rebates, price protection or other similar privileges, and typically paid on or shortly after the transaction is completed. Upon establishment of an investment product, the Group earns one-time commission from clients or investment product providers, calculated as a percentage of the investment products purchased by its clients. The Group defines the “establishment of an investment product” for its revenue recognition purpose as the time when both of the following two criteria are met: (1) the investor referred by the Group has entered into a purchase or subscription contract with the relevant product provider and, if required, the investor has transferred a deposit to an escrow account designated by the product provider and (2) the product provider has issued a formal notice to confirm the establishment of an investment product. After the contract is established, there are no significant judgments made when determining the one-time commission price. Therefore, one-time commissions are recorded at point in time when the investment product is established. For certain contracts that require a portion of the payment be deferred until the end of the investment products’ life or other specified contingency, the Group evaluates each variable consideration and recognizes revenue only when the Group concludes that it is probable that changes in its estimate of such consideration will not result in significant reversals of revenue in subsequent periods.

The Group earns first-year commissions, and also renewal commissions under certain contracts, from insurance companies by referring clients to purchase the insurance products from them, and recognizes revenues when the underlying insurance contracts become effective. The renewal commission is treated as variable consideration, which is estimated on contract basis. Revenue related to the variable consideration is recorded when it is probable that a significant reversal of revenue recognized will not occur.

Recurring service fees

The Group also provides investment management services to investment funds and other vehicles in exchange for recurring service fees. Recurring service fees are determined based on the types of investment products the Group distributes and/or manages and are calculated as either (i) a percentage of the total capital commitments of investments made by the investors or (ii) as a percentage of the fair value of the total investment in the investment products, calculated daily. These customer contracts require the Group to provide investment management services, which represents a performance obligation that the Group satisfies over time. After the contract is established, there are no significant judgments made when determining the transaction price. As the Group provides these services throughout the contract term, for either method of calculating recurring service fees, revenue is calculated on a daily basis over the contract term. Recurring service agreements do not include rights of return, credits or discounts, rebates, price protection or other similar privileges. Payment of recurring service fees are normally on a regular basis (typically quarterly or annually) and are not subject to clawback once determined.

Performance-based income

In a typical arrangement in which the Group serves as fund manager, and in some cases in which the Group serves as distributor, the Group is entitled to a performance-based fee based on the extent by which the fund’s investment performance exceeds a certain threshold based on the contract term. Such performance-based fees earned based on the performance of the underlying fund are a form of variable consideration in its contracts with customers to provide investment management services. Those performance-based income is typically calculated and distributed when the cumulative return of the fund can be determined. Performance-based income will not be recognized as revenue until (a) it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur, or (b) the uncertainty associated with the variable consideration is subsequently resolved. At each reporting date, the Group updates its estimate of the transaction price and concludes that it cannot include its estimate of performance-based income in the transaction price because performance-based income has various possible consideration amounts and the experience that the Group has with similar contracts is of little predictive value in determining the future performance of the funds, thus the Group cannot conclude that it is probable that a significant reversal in the cumulative amount of revenue recognized would not occur.

Other service fees

The Group mainly derived other service fees from comprehensive financial services, including trust service and lending service, which is recognized monthly in accordance with their contractual terms and recorded as part of other service fees in the consolidated statement of operations.

Transaction price allocation

For certain contracts that the Group provides both fund raising and investment management services involving two separate performance obligations which belong to two major streams (i.e., one time and recurring services), the Group allocates transaction price between these two performance obligations at the relative stand-alone selling price (“SSP”). Judgment is required to determine the SSP for each distinct performance obligation. As the service fee rate for each service contained in the contract is typically negotiated separately, the Group determines that those fee rates are generally consistent with SSP, and can be deemed as the transaction price allocated to each performance obligation.

Accounts receivable

Timing of revenue recognition may differ from the timing of invoicing to customers. Amounts due from related parties (receivables from funds that Gopher/Olive manages) and accounts receivable represent amounts invoiced or the Group has the right to invoice, and revenue recognized prior to invoicing when the Group has satisfied its performance obligations and has the unconditional right to consideration.

Contract liability

Contract liability (deferred revenue) relates to unsatisfied performance obligations at the end of each reporting period which consists of cash payment received in advance for recurring service fees and/or from customers of investment management services. The prepayment was normally paid on a quarterly basis and the majority of the performance obligations are satisfied within one year. The amount of revenue recognized in 2023, 2024 and 2025 that was included in deferred revenue balance at the beginning of the year was RMB54.2 million, RMB42.6 million and RMB41.3 million, respectively.

Practical expedients

The Group has used the following practical expedients as allowed under ASC 606:

The Group expenses sales commissions as incurred when the amortization period is one year or less. Sales commission expenses are recorded within “Relationship manager compensation” in the consolidated statements of operations.

The Group assessed and concluded that there is no significant financing component given that the period between performance and payment is generally one year or less.

The Group has also applied the practical expedient for certain revenue streams to not disclose the value of remaining performance obligations for (i) contracts with an original expected term of one year or less or (ii) contracts for which the Group recognizes revenue in proportion to the amount the Group has the right to invoice for services performed.

VAT Related Surcharges

(n) VAT Related Surcharges

The Group is subject to Value-added Tax (“VAT”) and its related education surtax, urban maintenance and construction tax, on the services provided in the PRC. VAT and related surcharges are primarily levied based on revenues concurrent with a specific revenue-producing transaction. Starting from April 1, 2019, the applicable VAT rates include 3%, 6%, 9% and 13%. The applicable VAT rate for the Group’s PRC entities is mainly 6%. The Group records such VAT related surcharges on a net basis as a reduction of revenues.

Compensation and benefits

(o) Compensation and benefits

Compensation and benefits mainly include salaries and commissions for relationship managers, share-based compensation expenses, bonus related to performance based income, salaries and bonuses for middle office and back office employees and social welfare benefits.

Income Taxes

(p) Income Taxes

Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations.

The Group accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Group recognizes net deferred tax assets to the extent that it believes these assets are more likely than not to be realized. In making such a determination, it considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If the Group determines that its deferred tax assets are realizable in the future in excess of their net recorded amount, the Group would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

Share-Based Compensation

(q) Share-Based Compensation

The Group recognizes share-based compensation based on the fair value of equity awards on the date of the grant, with compensation expense recognized using a straight-line vesting method over the requisite service periods of the awards, which is generally the vesting period. The Group estimates the fair value of share options granted using the Black-Scholes option pricing model. The fair value of non-vested restricted shares and restricted share units (“RSUs”) is computed based on the fair value of the Group’s ordinary shares on the grant date. The expected term represents the period that share-based awards are expected to be outstanding, giving consideration to the contractual terms of the share-based awards, vesting schedules and expectations of future employee exercise behavior. The computation of expected volatility is based on the fluctuation of the historical share price. Amortization of share-based compensation is presented in the consolidated statements of operations as compensation and benefits.

Modification of awards

A change in any of the terms or conditions of the awards is accounted for as a modification of the award. Incremental compensation cost is calculated as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the fair value of the awards and other pertinent factors at the modification date. For vested awards, the Company recognizes incremental compensation cost in the period the modification occurs. For unvested awards, the Company recognizes over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. If the fair value of the modified award is lower than the fair value of the original award immediately before modification, the minimum compensation cost the Company recognizes is the cost of the original award.

Government Subsidies

(r) Government Subsidies

Government subsidies include cash subsidies received by the Group’s entities in the PRC from local governments as incentives for investing in certain local districts, and are typically granted based on the amount of investment made by the Group in form of registered capital or taxable income generated by the Group in these local districts. Such subsidies allow the Group full discretion in utilizing the funds and are used by the Group for general corporate purposes. The local governments have final discretion as to whether the Group has met all criteria to be entitled to the subsidies. The Group does not in all instances receive written confirmation from local governments indicating the approval of the cash subsidy before cash is received. Cash subsidies received were RMB126,955, RMB65,239 and RMB 46,472 for the years ended December 31, 2023, 2024 and 2025, respectively. Cash subsidies are recognized when received and when all the conditions for their receipt have been satisfied.

Net Income per Share

(s) Net Income per Share

Basic net income per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of common shares outstanding during the reporting period. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares, which consist of the ordinary shares issuable upon the conversion of the convertible notes and ordinary shares issuable upon the exercise of stock options and vest of non-vested restricted shares units. Common share equivalents are excluded from the computation of the diluted net income per share in years when their effect would be anti-dilutive.

Leases

(t) Leases

The Group as a lessee

The Group has operating leases primarily for office space. The determination of whether an arrangement is a lease or contains a lease is made at inception by evaluating whether the arrangement conveys the right to use an identified asset and whether the Group obtains substantially all of the economic benefits from and has the ability to direct the use of the asset. Operating leases are included in operating lease right-of-use assets and operating lease liabilities on the consolidated balance sheet and operating lease liabilities - short-term are recorded within other current liabilities. Operating lease assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. The Group uses its estimated incremental borrowing rates as of the commencement date in determining the present value of lease payments. Operating lease right-of-use assets and operating lease liabilities are recognized based on the present value of lease payments over the lease term at the lease commencement date. To determine the incremental borrowing rate used to calculate the present value of future lease payments, the Group uses information including the Group’s credit rating, interest rates of similar debt instruments of entities with comparable credit ratings, as applicable. Variable components of the lease payments such as utilities, maintenance costs are expensed as incurred and not included in determining the present value. The lease terms include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option. The Group considers these options, which may be elected at the Group’s sole discretion, in determining the lease term on a lease-by-lease basis. Lease expense is recognized on a straight-line basis over the lease term.

Foreign Currency Translation

(u) Foreign Currency Translation

The Company’s reporting currency is Renminbi (“RMB”). The Company’s functional currency is the United States dollar (“U.S. dollar or US$”). The Company’s operations are principally conducted through the subsidiaries and VIEs located in the PRC where RMB is the functional currency. For those subsidiaries and VIEs which are not located in the PRC and have the functional currency other than RMB, the financial statements are translated from their respective functional currencies into RMB.

Assets and liabilities of the Group’s overseas entities denominated in currencies other than the RMB are translated into RMB at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income in the consolidated statements of comprehensive income.

Translations of amounts from RMB into US$ are included solely for the convenience of the readers and have been made at the rate of US$1 = RMB6.9931 on December 31, 2025, representing the certificated exchange rate published by the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate, or at any other rate.

Comprehensive Income	(v) Comprehensive Income Comprehensive income includes all changes in equity except those resulting from investments by owners and distributions to owners.
Loan receivables, Net

(w) Loan receivables, net

Loan receivables represent loans offered to the clients in the lending business. Loan receivables are initially recognized at fair value which is the cash disbursed to originate loans, measured subsequently at amortized cost using the effective interest method, net of allowance that reflects the Group’s best estimate of the amounts that will not be collected. The Group also transfers some of the loan receivables to unrelated third parties. The Group accounts for the transfer of loan receivables in accordance with ASC 860, Transfers and Servicing. As the loans are sold at par value, no gain or loss is recorded as a result. The Group’s continuing involvement subsequent to the transfer is limited to the services performed as a collection agent to collect and disburse cash flows received from the underlying receivables to the individual investors, and does not provide guarantee on the return of the receivables. The Group has no retained interests, servicing assets, or servicing liabilities related to the loans sold.

The Group also acquires loans from time to time. Acquired loans are evaluated upon acquisition and classified as either purchased credit-impaired (“PCI”) or purchased non-credit-impaired. PCI loans are loans with more than insignificant credit deterioration since origination as evidenced by past-due status, such that it is probable at acquisition that the Company will be unable to collect all contractually required payments. Such loans are measured in accordance with ASC 326-20-30-13. PCI loans are recorded at purchase price plus an estimated allowance for credit losses at the time of acquisition, which represents the amortized cost basis of the loan. The difference between this amortized cost basis and the par value of the loan is the non-credit discount or premium, which is amortized into interest income over the life of the loan. The accretable yield for PCI loans acquired in the historical periods was immaterial. The subsequent accounting for PCI loans and the accounting for non-PCI loans remain the same as the loans originated by the Group as described above.

Allowance for credit losses

(x) Allowance for credit losses

The Group adopts an impairment model to utilize a current expected credit losses model in place of the incurred loss methodology for financial instruments measured at amortized cost, including loans receivable, amounts due from related parties, accounts receivable, other financial receivables and held-to-maturities debt investments (see Note 2(i)). CECL estimates on those financial instruments are recorded as allowance for credit losses on the Group’s consolidated statements of operations.

Allowance for loan losses. In accordance with ASC 326, the Group record an allowance for credit losses on loan receivables. The expected losses of loans are estimated using a probability of default and loss given default assumption. For loans secured by investment products issued by the Group, the assumption is derived from a statistical model which incorporates the estimated value of collaterals, term of the loan and historical loss information. For past due loans secured by real estate properties, the loss given default is derived using discounted cash flow methodology. The projection of cash flows is determined by a combination of factors including the value of collaterals, historical collection experience, industry recovery rates of loans with similar risk characteristics and other available relevant information about the collectability of cash flows.

The Group estimates the allowance for loan losses on a quarterly basis and qualitatively adjusts model results, if needed, for risk factors that are not considered within the models, which are relevant in assessing the expected credit losses within the loan balances. A loan is written off when it is deemed uncollectible as a reduction of the allowance for credit losses. Recovery of estimated credit losses not to exceed the initial estimation are recorded as an increase to the allowance for credit losses as “reversal”. Since the PCI loans are all collateralized, a PCI loan is not written off unless the net realizable value of the underlying collateral is less than the carrying amount. The changes of allowances for loan losses are detailed in Note 11.

Allowance for accounts receivable and other financial assets. The Group has identified the relevant risk characteristics of accounts receivable and amounts due from related parties which include size, type of the services or the products the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. Other key factors that influence the expected credit loss analysis include types of investment products that the Group distributes, the NAV of underlying funds and payment terms offered in the normal course of business to customers, and industry-specific factors that could impact the Group’s receivables. Additionally, external data and macroeconomic factors are also considered. When specific customers are identified as no longer sharing the same risk profile as their current pool, they are removed from the pool and evaluated separately. This is assessed at each quarter based on the Group’s specific facts and circumstances. Accounts are written off against the allowance when it becomes evident that collection will not occur.

The Group evaluates CECL on other forms of financial assets, including other current assets and other non-current assets with the similar approach of accounts receivable.

The following table summarizes the changes of allowances for each category of affected assets for the years ended December 31, 2023, 2024 and 2025, respectively:

	Amounts due	Accounts	Other current	Other non-current
	from related parties	receivable	assets	assets
	RMB	RMB	RMB	RMB
Balance at beginning of 2023	25,666	3,647	—	—
Provisions	2,602	4,979	—	—
Reversal	(4,670)	(1,764)	—	—
Write off	(610)	—	—	—
Foreign currency adjustment	406	—	—	—
Balance at end of 2023	23,394	6,862	—	—
Provisions	1,829	12,768	—	13,227
Reversal	—	(5,218)	—	—
Write off	(16,427)	—	—	—
Foreign currency adjustment	(1,312)	2,787	—	204
Balance at end of 2024	7,484	17,199	—	13,431
Provisions	5,374	22,262	8,366	—
Reversal	(3,466)	(9,324)	—	—
Write off	(1,224)	(18,066)	(8,366)	—
Foreign currency adjustment		(61)	—	—
Balance at end of 2025	8,168	12,010	—	13,431

Financial Instruments Indexed to and Potentially Settled in the Company's Stock

(y) Financial Instruments Indexed to and Potentially Settled in the Company’s Stock

The Group evaluates all financial instruments issued in connection with its equity offerings when determining the proper accounting treatment for such instruments. The Group considers a number of generally accepted accounting principles under U.S. GAAP to determine such treatment and evaluates the features of the instrument to determine the appropriate accounting treatment. For equity-linked financial instruments indexed to and potentially settled in the Company’s common stock that are determined to be classified as equity on the consolidated balance sheets, they are initially measured at their fair value and recognized as part of equity. The Group issued such financial instruments for settlement (see Note 14).

Treasury Stock

(z) Treasury Stock

The Group records common shares repurchased as treasury stock, at cost, resulting in a reduction of shareholder’s equity. At the date of subsequent retirement or reissuance, the treasury stock account is reduced by the cost of such stock on a weighted average cost basis.

Contingencies

(aa) Contingencies

On an ongoing basis, the Group assesses the potential liabilities related to any lawsuits or claims brought against it. While it is typically very difficult to determine the timing and ultimate outcome of these actions, the Group uses best estimate to determine if it is probable that the Group will incur an expense related to the settlement or final adjudication of these matters and whether a reasonable estimation of the probable loss, if any, can be made. The Group accrues a liability when a loss is probable and the amount of loss can be reasonably estimated. Due to the inherent uncertainties related to the eventual outcome of litigation and potential recovery, it is possible that disputed matters may be resolved for amounts materially different from any provisions or disclosures that the Group has previously made. See Note 19 “Contingencies,” for further information.

Accounting Standards Issued and Implemented This Year

(bb) Accounting Standards Issued and Implemented This Year

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances the transparency and decision usefulness of income tax disclosures. This ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. This ASU is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is permitted. The Company adopted this ASU for the year ended December 31, 2025 prospectively, and disclosed additional descriptive information as required under ASC 740 (see Note 10).

Accounting Standards Issued But Not Yet Implemented

(cc) Accounting Standards Issued But Not Yet Implemented

In November 2024 and January 2025, the FASB issued ASU 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, and ASU 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. The amended guidance requires disaggregation of certain expense captions into specified natural expense categories in the disclosures within the notes to the financial statements. In addition, the guidance requires disclosure of selling expenses and its definition. The new guidance is effective for fiscal years beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The guidance can be applied either prospectively or retrospectively. The Group is evaluating the impact this amended guidance may have on the notes to the consolidated financial statements.